Digital assets	6 Months Ended
Jun. 30, 2022
Digital Assets
Digital assets

4. Digital assets

Digital asset holdings were all comprised of USDC, as follows:

	June 30, 2022	December 31, 2021

Issuance of 5,000,000 new preferred shares	$5,000,000	$-
Issuance of 16,000,000 new ordinary shares	$33,200,000	$-
Proceeds of bitcoins mined	40,422	-
	38,240,422	-
Leaa: Purchase of miners	(29,800,000)	-

	8,440,422	-

For the period ended June 30, 2022, the Company did not consider it necessary to recognize any allowance for the impairment of the USDC.